Operating Segments	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
OPERATING SEGMENTS
33	OPERATING SEGMENTS

Services from which reportable segments derive their revenues reported to the Company’s chief operating decision maker (CODM – Hoo Voon Him) for the purposes of resource allocation and assessment of segment performance focuses on the types of services provided. Management has chosen to organise the Company around differences in services. Revenue from business strategy consultancy and from Solutions and consultancy is aggregated and reported as one single operating segment for reporting purposes.

Segment revenues and results

	Revenue			Net profit/(loss)
	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2023	December 31, 2024	December 31, 2025
	US$	US$	US$	US$	US$	US$

Business strategy consultancy	14,654,120	14,824,502	10,486,348	4,773,738	4,553,799	(8,681,919)
Technology development, solutions and consultancy	4,472,559	11,412,582	12,935,361	2,161,264	2,594,593	(15,037,186)
Interest income	413,354	1,214,842	2,285,415	225,855	553,014	(1,655,166)
Others	244,715	372,965	380,298	73,039	16,707	(275,723)
Total	19,784,748	27,824,891	26,087,422	7,233,896	7,718,113	(25,649,994)
Other gains and losses				(112,831)	94,902	(3,356,440)
Interest income				1,596	4,140	4,908
Finance cost				(20,175)	(131,912)	(619,994)
Profit before income tax				7,102,486	7,685,243	(29,621,520)
Income tax benefit/(expense)				135,031	(108,416)	(638,107)
Profit for the year				7,237,517	7,576,827	(30,259,627)

Revenue reported above represents revenue generated from external customers, there were no inter-segment sales in 2023, 2024 and 2025.

The accounting policies of the reportable segments are the same as the Company’s accounting policies described in Note 2. Segment profit represents the profit earned by each segment without allocation of central administration costs, finance income, finance cost and income tax expense. This is the measure reported to the chief operating decision maker for the purposes of resource allocation and assessment of segment performance.

Segment assets

	December 31, 2023	December 31, 2024	December 31, 2025
	US$	US$	US$

Business strategy consultancy	12,315,497	34,052,672	-
Technology development, solutions and consultancy	3,376,588	26,215,311	115,942,779
Interest income	8,281,815	2,790,556	-
Investments and others	1,748,462	28,501,201	961,483
	25,722,362	91,559,740	116,904,262
Unallocated assets		-	-
Consolidated total assets	25,722,362	91,559,740	116,904,262

No geographical segment information presented as Company’s operations are conducted predominantly in Malaysia.